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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

Connecticut General Life Insurance Company and CG Variable Life Insurance Separate Account A
700 Cottage Grove Road, Hartford CT  06152-2204
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2.    Name of each series or class of funds for which this notice is filed:

CG Variable Life Insurance Separate Account A
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3.    Investment Company Act File Number:    811-07317

      Securities Act File Number:  33-60967
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4.    Last day of fiscal year for which this notice is filed:

      December 31, 1998
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5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

      Not Applicable
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6.    Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

      Not Applicable
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7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      -0-
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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      -0-
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9.    Number and aggregate sale price of securities sold during the fiscal year:

      -0-
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10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      -0-
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11.       Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

          -0-
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12.       (i)       Aggregate sale price of securities sold during the
                    fiscal year in reliance on rule 24f-2 (from Item 10):       $      -0-
                                                                                ------------------

          (ii)      Aggregate price of shares issued in connection with
                    dividend reinvestment plans (from item 11, if               +     -0-
                    applicable):                                                ------------------

          (iii)     Aggregate price of shares redeemed or                       -     -0-
                    repurchased during the fiscal year (if applicable):         ------------------


          (iv)      Aggregate price of shares redeemed or
                    repurchased and previously applied as a reduction
                    to filing fees pursuant to rule 24e-2 (if applicable):      +     -0-
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          (v)       Net aggregate price of securities sold and issued
                    during the fiscal year in reliance on rule 24f-2 (line            -0-
                    (i), plus line (ii), less line (iii), plus line (iv) (if    ------------------
                    applicable):

          (vi)      Multiplier prescribed by Securities 6(b) of the
                    Securities Act of 1933 or other applicable law or           x     -0-
                    regulation (see instruction C.6):                           ------------------

          (vii)     Fee due [line(i) or line (v) multiplied by line (vi)]:            -0-
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          INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3

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13.       Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissioner's Rules of Informal and Other Procedures
          (17 CFR 202.3a).[ ]

          Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
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                                             SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates as indicated.

          By (Signature and Title)*     JEAN H. WALKER
                                    --------------------------

                                        Jean H. Walker
                                    --------------------------
                                         Vice President

          Date      3/1/99
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  * Please print the name and title of the signing officer below the signature.
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